ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2017	Mar. 31, 2016
Capital Unit [Line Items]
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,843,147	21,902,747
Series 15 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,830,900	3,848,900
Series 16 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,392,500	5,404,500
Series 17 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,962,947	4,972,947
Series 18 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,598,100	3,605,200
Series 19 [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,058,700	4,071,200